DundeeWealth Funds

                               Dynamic Energy Fund
                           Dynamic Energy Income Fund
                           Dynamic Global Growth Fund
                          Dynamic Growth Navigator Fund
                           Dynamic Infrastructure Fund
                         Dynamic Natural Resources Fund
                        Dynamic Contrarian Advantage Fund
                             Dynamic Discovery Fund
                       Dynamic Gold & Precious Metals Fund
                        Dynamic North American Value Fund
                            Dynamic U.S. Growth Fund
                             Dynamic U.S. Value Fund
                           (collectively, the "Funds")
                       each a series of DundeeWealth Funds

                                 Class I Shares
                                 Class II Shares

                         Supplement Dated July 30, 2010
                    To the Prospectus dated January 31, 2010
                                       And
         To the Summary Prospectus for each Fund dated January 31, 2010
                                       AND
        To the Statement of Additional Information dates January 31, 2010



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THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


Effective immediately, Andrew Taylor no longer serves as Portfolio Manager to the Dynamic Energy Fund, the Dynamic Energy Income Fund and the Dynamic Natural Resources Fund. As a result, all information regarding Mr. Taylor is hereby removed from the Summary Prospectus, the Prospectus and the SAI.


                 Please keep this Supplement with your records.